INVESTMENTS (Details) (USD $)	4 Months Ended	12 Months Ended				12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended					0 Months Ended			1 Months Ended	4 Months Ended	12 Months Ended			0 Months Ended				5 Months Ended	12 Months Ended								8 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended		0 Months Ended					12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended								0 Months Ended					0 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Promissory Note 5 Percent Due 2019 [Member]	Dec. 31, 2013 NCM tax receivable agreement	Dec. 31, 2012 NCM tax receivable agreement	Dec. 31, 2013 RealD Inc. item	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor	Feb. 13, 2007 Predecessor AMC	Aug. 30, 2012 Tranche 2 Investments Predecessor AMC	Aug. 30, 2012 Capital units AMC	Aug. 30, 2012 Capital units Predecessor AMC	Dec. 29, 2011 Common units Predecessor RealD Inc.	Feb. 13, 2007 NCM Inc. Predecessor	Mar. 17, 2011 NCM Inc. Predecessor	Mar. 31, 2011 NCM Inc. Capital units Predecessor	Dec. 31, 2012 NCM	Dec. 31, 2013 NCM	Dec. 26, 2013 NCM	Dec. 31, 2013 NCM NCM tax receivable agreement	Mar. 14, 2013 NCM Rave	Sep. 08, 2010 NCM Predecessor	Aug. 18, 2010 NCM Predecessor	Feb. 13, 2007 NCM Predecessor	Aug. 30, 2012 NCM Predecessor	Mar. 29, 2012 NCM Predecessor	Mar. 31, 2011 NCM Predecessor	Apr. 01, 2010 NCM Predecessor	Sep. 30, 2010 NCM Predecessor	Jun. 14, 2010 NCM Predecessor	Mar. 17, 2009 NCM Predecessor	May 29, 2008 NCM Predecessor	Mar. 27, 2008 NCM Predecessor	Aug. 30, 2012 NCM Predecessor NCM tax receivable agreement	Mar. 29, 2012 NCM Predecessor NCM tax receivable agreement	Dec. 31, 2012 NCM Advertising (Revenue)	Dec. 31, 2013 NCM Advertising (Revenue)	Aug. 30, 2012 NCM Advertising (Revenue) Predecessor	Mar. 29, 2012 NCM Advertising (Revenue) Predecessor	Dec. 31, 2012 NCM Cash Received (Paid) Predecessor	Jun. 28, 2010 NCM Tranche 2 Investments Predecessor	Mar. 17, 2010 NCM Tranche 2 Investments Predecessor	Mar. 17, 2009 NCM Tranche 2 Investments Predecessor	Mar. 29, 2008 NCM Tranche 2 Investments Predecessor	Mar. 27, 2008 NCM Tranche 2 Investments Predecessor	Mar. 31, 2011 NCM Tranche 2 Investments Predecessor	Aug. 30, 2012 NCM Capital units Predecessor	Mar. 31, 2011 NCM Capital units Predecessor	Feb. 13, 2007 NCM Preferred units Predecessor	Mar. 16, 2012 NCM Common units Predecessor	Dec. 31, 2013 NCM Founding Members Tranche 2 Investments item	May 29, 2008 NCM Founding Members Tranche 2 Investments Predecessor	Feb. 13, 2007 NCM Founding Members Common units Predecessor	Dec. 31, 2013 NCM NCM Inc.	Sep. 08, 2010 NCM NCM Inc. Predecessor	Aug. 18, 2010 NCM NCM Inc. Predecessor	Feb. 13, 2007 NCM NCM Inc. Predecessor	Mar. 29, 2012 NCM NCM Inc. Predecessor	Mar. 31, 2011 NCM NCM Inc. Predecessor	Apr. 01, 2010 NCM NCM Inc. Predecessor	Mar. 29, 2009 NCM NCM Inc. Predecessor	Mar. 17, 2009 NCM NCM Inc. Predecessor	Feb. 13, 2007 NCM NCM Inc. Predecessor Common Stock	Feb. 13, 2007 NCM NCM Inc. Preferred units Predecessor	Feb. 13, 2007 NCM NCM Inc. Common units Predecessor	Dec. 31, 2013 AC JV, LLC	Dec. 26, 2013 AC JV, LLC Founding Members	Dec. 26, 2013 AC JV, LLC Founding Members Promissory Note 5 Percent Due 2019 [Member] item	Dec. 31, 2013 U.S. theatres and IMAX screen theatre Screen	Dec. 31, 2012 DCIP	Dec. 31, 2013 DCIP	Dec. 31, 2013 DCIP Expected	Aug. 30, 2012 DCIP Predecessor	Mar. 29, 2012 DCIP Predecessor	Mar. 31, 2011 DCIP Predecessor	Mar. 10, 2010 DCIP Predecessor	Dec. 31, 2012 Open Road Releasing, LLC, operator of ORF	Dec. 31, 2013 Open Road Releasing, LLC, operator of ORF	Aug. 30, 2012 Open Road Releasing, LLC, operator of ORF Predecessor	Mar. 29, 2012 Open Road Releasing, LLC, operator of ORF Predecessor	Dec. 31, 2012 Other	Dec. 31, 2013 Other	Aug. 30, 2012 Other Predecessor	Mar. 29, 2012 Other Predecessor	Dec. 31, 2013 Maximum Investments in non-consolidated affiliates and certain other investments accounted for following the equity method	Dec. 31, 2013 Minimum NCM Founding Members
Investments
Interest in non-consolidated affiliates (as a percent)										33.70%									15.01%	4.00%								15.66%	18.23%	17.02%	23.05%	18.53%	18.52%	19.10%																																	32.00%	32.00%		50.00%		29.00%							50.00%							50.00%
Number of U.S. theatres																																																																						2
Number of IMAX screens																																																																						1
Period over which shares of common stock can be purchased						10 years
Number of shares of common stock that can be purchased						1,222,780
Price at which each share of common stock can be purchased (in dollars per share)						$ 0.00667
Number of tranches in which stock options shall be vested upon the achievement of screen installation targets						3
Period over which deferred lease incentive is being amortized						9 years
RealD deferred lease incentive	$ 21,223,000	$ 18,635,000				$ 18,635,000
Impairment of RealD Inc. investment		1,370,000						17,751,000	17,751,000					17,751,000
Amount of financing completed by equity method investee																																																																												220,000,000	660,000,000
Shares of common stock issued in IPO															42,000,000
Price of shares of common stock issued in IPO (in dollars per share)															$ 21.00
Exchange ratio of common units of related party to its shares of common stock																																																																1
Redemption price of each existing preferred unit of equity method investee (in dollars per share)																																																																		$ 13.7782
Proceeds from new term loan facility																																																		725,000,000
Proceeds from related party used to redeem preferred units of equity method investment																																																																	59,800,000
Redemption or sale of units																																																		259,347,000														26,467,000
Consideration received for modifying the ESA																																																										231,308,000
Term of ESA for advertising																																																										30 years
Term of ESA for meeting event and digital programming services																																																										5 years
Term of ESA for the right of first refusal for the services																																																										5 years
Period prior to end of term of ESA from which the right of first refusal begins																									1 year
Increase in theatre access fee per patron every five years (as a percent)																			8.00%
Period for which theatre access fee increases																			5 years
Annual increase in theatre access fee per digital screen (as a percent)																			5.00%
Payment of theatre access fee to the Founding Members as a percentage of NCM's aggregate advertising revenue																																																																																							12.00%
Loews Screen Integration payments																													15,982,000
Interest of the related party in non-consolidated affiliates after IPO (as a percent)																																																										18.60%
Distributions received in excess of investment in NCM related to the redemption of preferred and common units																									106,188,000
Investment in NCM	267,422,000	327,910,000													0			245,047,000	272,407,000								71,517,000	74,551,000																																											25,234,000	45,831,000						(6,781,000)	(1,920,000)			3,922,000	11,592,000
Number of units transferred among founding members																																																						0
Percentage change in the total annual attendance of all the founding members required to cause an earlier common unit adjustment																																																																																							2.00%
Number of additional units received (in shares)																																										6,510,209		127,290	406,371	939,853
Estimated fair market value of the units																			380,293,000												111,520,000															21,598,000
Price per share (in dollars per share)																$ 17.14			$ 19.96			$ 15.22									$ 17.13												$ 17.99			$ 22.98									$ 19.96								$ 13.42
Number of units issued to Founding Member due to an acquisition (in shares)																																											2,290,000	5,453,000								8,688,078	2,913,754
Receipt of common units																			26,315,000			26,315,000
Number of shares sold in an underwritten public offering																																																									6,500,000
Price of shares sold in an underwritten public offering (in dollars per share)																																																									$ 16.00
Reduction in aggregate carrying amount of investment in NCM																							867,000	36,709,000
Net proceeds received on sale of shares of common stock																							2,384,000	99,840,000
Underwriting fees and professional and consulting costs																							99,000	4,160,000
Gain on sale of shares of NCM																							1,517,000	63,131,000
Price of shares sold in an underwritten public offering to cover over-allotments (in dollars per share)																																																								$ 16.00
Number of units owned (in shares)											4,417,042		12,906,740																																			17,323,782	17,323,782
Reduction to deferred revenues due to surrender of common units																												25,361,000
Reduction in aggregate carrying amount of investment in NCM																																															25,568,000
Loss on surrender of units																																															207,000
Payment to retain common units																											(214,000)																								214,000
Number of common units retained																																																			16,717
Number of shares sold in an underwritten public offering to cover over-allotments																																																								155,193
Number of units surrendered																	1,479,638
Receipt of common units (in shares)																			1,728,988			1,728,988
Payment to the Founding Members as a percentage of actual tax benefit realized from the tax amortization of the intangible assets by related party																																																							90.00%
Period of applicability of the tax receivable agreement to related party from its IPO																																																							30 years
Receipt under Tax Receivable Agreement																					3,677,000						1,840,000									6,248,000																							6,248,000	6,637,000	8,788,000	3,796,000
Amortizable intangible asset	141,886,000	141,886,000		20,900,000	20,900,000																20,900,000
The Company's recorded equity in earnings (losses)	(2,480,000)	47,435,000					7,545,000	1,864,000	12,559,000									4,271,000	23,196,000						132,622,000	7,473,000	28,489,000								3,949,000	4,408,000																																			4,436,000	18,660,000		4,941,000	1,726,000			(10,691,000)	4,861,000	(6,416,000)	(14,726,000)	(496,000)	718,000	1,547,000	(2,930,000)
Consideration received for spin-off																																																																					25,000,000
Consideration received for spin-off from each founder member																																																																					8,333,000
Stated interest rate (as a percent)			5.00%																																																																		5.00%
Number of equal installments of interest and principal payments due																																																																					6
Amounts due from affiliate																		1,978,000	2,266,000																																																				736,000	663,000						1,950,000	2,658,000
Amounts due to affiliate																		2,021,000	2,429,000
Revenues																																					11,086,000	33,790,000	11,731,000	24,351,000
Expenses																		4,197,000	13,809,000							6,326,000	13,447,000
Capital contributions for projector and installation costs in excess of the cap per system for digital conversations																																																																									68,000
Capital contributions for projector and installation costs in excess of the cap per system for new build locations																																																																									44,000
Term for payment of equipment rent, including scheduled escalations																																																																								12 years
Term from the inception of the agreement to commence scheduled escalations of rent																																																																								6 years 6 months
Deferred rent liability for digital projectors	10,318,000	55,272,000																																																																					1,810,000	7,747,000
Digital equipment rental expense (continuing operations)																																																																							3,338,000	11,077,000		3,624,000	6,969,000
Film rent payable to Open Road Films																																																																														326,000	1,959,000
Gross film exhibition cost on Open Road Films	291,561,000	976,912,000					436,539,000	694,863,000	916,054,000																																																																					5,500,000	12,700,000	1,550,000	7,000,000
Financial Condition:
Current assets	214,681,000	356,453,000																112,100,000	141,600,000																																																				56,322,000	140,353,000						42,712,000	60,431,000			3,547,000	14,069,000
Noncurrent assets	1,500,820,000	1,716,739,000																325,300,000	557,600,000																																																				1,153,610,000	1,124,517,000						7,352,000	10,341,000			14,558,000	24,281,000
Total assets	1,715,501,000	2,073,192,000																437,400,000	699,200,000																																																				1,209,932,000	1,264,870,000						50,064,000	70,772,000			18,105,000	38,350,000
Current liabilities	206,189,000	219,150,000																82,600,000	108,400,000																																																				54,211,000	34,919,000						67,402,000	69,530,000			1,976,000	6,301,000
Noncurrent liabilities	1,902,195,000	1,934,109,000																879,000,000	890,000,000																																																				1,016,135,000	1,028,191,000						7,060,000	15,918,000
Total liabilities	2,108,384,000	2,153,259,000																961,600,000	998,400,000																																																				1,070,346,000	1,063,110,000						74,462,000	85,448,000			1,976,000	6,301,000
Stockholders' equity (deficit)	(392,883,000)	(80,067,000)																(524,200,000)	(299,200,000)																																																				139,586,000	201,760,000						(24,398,000)	(14,676,000)			16,129,000	32,049,000
Liabilities and stockholders' equity (deficit)	1,715,501,000	2,073,192,000																437,400,000	699,200,000																																																				1,209,932,000	1,264,870,000						50,064,000	70,772,000			18,105,000	38,350,000
Common membership units carried at cost	267,422,000	327,910,000													0			245,047,000	272,407,000								71,517,000	74,551,000																																											25,234,000	45,831,000						(6,781,000)	(1,920,000)			3,922,000	11,592,000
Operating Results:
Revenues	283,780,000	804,326,000					360,403,000		658,940,000									178,100,000	462,800,000							231,600,000	443,700,000																																												56,851,000	182,659,000		71,560,000	134,640,000			39,701,000	140,350,000	42,563,000	44,842,000	9,128,000	18,517,000	14,680,000	35,758,000
Operating costs and expenses	259,223,000	582,774,000					293,493,000		551,921,000									144,000,000	299,900,000							167,900,000	311,100,000																																												43,052,000	133,700,000		55,378,000	129,690,000			61,083,000	130,628,000	55,395,000	74,294,000	11,088,000	18,546,000	14,820,000	36,837,000
Net earnings (loss)	24,557,000	221,552,000					66,910,000		107,019,000									34,100,000	162,900,000							63,700,000	132,600,000																																												13,799,000	48,959,000		16,182,000	4,950,000			(21,382,000)	9,722,000	(12,832,000)	(29,452,000)	(1,960,000)	(29,000)	(140,000)	(1,079,000)
Changes in carrying amount of investment in NCM and equity in earnings of NCM
Balance at the beginning of the period		267,422,000																	245,047,000							71,517,000	74,551,000																																													25,234,000							(6,781,000)				3,922,000
Receipt of common units																			26,315,000			26,315,000
Receipt of excess cash distributions																		(10,176,000)	(27,453,000)							(1,701,000)	(6,444,000)
Receipt under Tax Receivable Agreement																					(3,677,000)						(1,840,000)									(6,248,000)																							(6,248,000)	(6,637,000)	(8,788,000)	(3,796,000)
Change in interest loss																										(16,000)
Purchase Price Adjustment																		177,832,000	3,817,000
Unrealized gain from cash flow hedge																		797,000	1,485,000
Change in interest gain																			(5,012,000)
Equity in earnings																		4,271,000	21,149,000							2,523,000	5,250,000
Equity in loss from amortization of basis difference																			(2,965,000)
Balance at the end of the period	267,422,000	327,910,000													0			245,047,000	272,407,000								71,517,000	74,551,000																																											25,234,000	45,831,000						(6,781,000)	(1,920,000)			3,922,000	11,592,000
Number of units owned (in shares)											4,417,042		12,906,740																																			17,323,782	17,323,782
Cost of Tranche 1 Investment												0
Receipt of common units (in shares)																			1,728,988			1,728,988
Exhibitor services agreement
Balance at the beginning of the period																			(318,154,000)							(328,442,000)	(333,792,000)
Payment to retain Common Units																											214,000
Purchase Price Adjustment																		3,453,000
Receipt of Common Units																			(26,315,000)
Amortization of ESA																		4,468,000	14,556,000							2,367,000	5,136,000
Balance at the end of the period																		(318,154,000)	(329,913,000)							(326,075,000)	(328,442,000)	(333,792,000)
Term of amortization of the exhibitor services agreement (ESA) with NCM																			30 years
Other Comprehensive (Income)
Other comprehensive (income) at the end of the period																			(797,000)
Unrealized gain from cash flow hedge																		(797,000)																																																													(1,485,000)
Other comprehensive (income) at the end of the period																		(797,000)																																																													(2,282,000)
Cash Received (Paid)
Balance at the beginning of the period																			10,176,000							31,309,000
Receipt of excess cash distributions																		10,176,000	27,453,000							6,667,000	25,275,000
Receipt under Tax Receivable Agreement																											6,248,000														6,248,000
Payment to retain common units																											(214,000)																								214,000
Balance at the end of the period																		10,176,000	27,453,000							6,667,000	31,309,000
Equity in (Earnings) Loss
Receipt of excess cash distributions																										(4,966,000)	(18,831,000)
Change in interest loss																										16,000
Change in interest gain																			(5,012,000)
Receipt under Tax Receivable Agreement																											(4,408,000)														4,408,000
Equity in earnings																		(4,271,000)	(21,149,000)							(2,523,000)	(5,250,000)
Equity in loss from amortization of basis difference																			2,965,000
Equity in (earnings) losses of non-consolidated entities	2,480,000	(47,435,000)					(7,545,000)	(1,864,000)	(12,559,000)									(4,271,000)	(23,196,000)						(132,622,000)	(7,473,000)	(28,489,000)								(3,949,000)	(4,408,000)																																			(4,436,000)	(18,660,000)		(4,941,000)	(1,726,000)			10,691,000	(4,861,000)	6,416,000	14,726,000	496,000	(718,000)	(1,547,000)	2,930,000
Advertising (Revenue)
Amortization of ESA																		(4,468,000)	(14,556,000)							(2,367,000)	(5,136,000)
Advertising (Revenue) for the period																		(4,468,000)	(14,556,000)							(2,367,000)	(5,136,000)
Number of non-cash gains																																																				2
Number of founding members																																																																					3
Promissory notes issued																																																																					$ 8,333,000